Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Annual Report on Form 20-F/A is being filed as an amendment (“Amendment No. 1”) to our Annual Report on Form 20-F for the year ended December 31, 2022 (“2022 Annual Report on Form 20-F”) filed with the U.S. Securities and Exchange Commission on April 27, 2023, solely to amend “Item 19: Exhibits” by replacing Exhibit 13.2 (which is the certification of our Chief Financial Officer). Due to an inadvertent mechanical error, the conformed copy of this exhibit included in the original filing of our 2022 Annual Report on Form 20-F, which was executed on April 26, 2023, references our Annual Report on Form 20-F for the fiscal year ended December 31, 2021, rather than our Annual Report on Form 20-F for the fiscal year ended December 31, 2022. Accordingly, in connection with this filing, we are including updated certifications and signature pages.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-14668
Entity Registrant Name	ENERGY CO OF PARANA
Entity Central Index Key	0001041792
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua José Izidoro Biazetto, 158 – bloco A
Entity Address, City or Town	Curitiba, Paraná
Entity Address, Country	BR
Entity Address, Postal Zip Code	81200-240
Title of 12(b) Security	American Depositary Shares
Trading Symbol	ELP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,054,090,460
ICFR Auditor Attestation Flag	true
Auditor Location	Curitiba, Brazil
Auditor Name	Deloitte Touche Tohmatsu Auditores Independentes Ltda
Auditor Firm ID	1045
Class A Issued Capital [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,128,000
Class B Issued Capital [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,679,335,290
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua José Izidoro Biazetto, 158 – bloco A
Entity Address, City or Town	Curitiba, Paraná
Entity Address, Country	BR
Entity Address, Postal Zip Code	81200-240
Contact Personnel Name	Daniel Pimentel Slaviero
Contact Personnel Fax Number	55 41 3331 4011
Contact Personnel Email Address	ri@copel.com